Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2. Summary of Significant Accounting Policies
The summary of significant accounting policies to the audited consolidated financial statements in the Annual Report includes a discussion of the significant accounting policies used in the preparation of the Company’s consolidated financial statements.
Use of Estimates
The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the consolidated financial statements and the accompanying notes. The most significant matters involving management’s estimates include those related to accounts receivable, claims allowances, assessment of possible impairment of its intangible and long-lived assets, valuation of deferred income tax assets, fair value of warrant liability, certain convertible notes payable and stock-based awards. Actual results may ultimately differ from management’s estimates.
Recently Issued Accounting Standards Not Yet Adopted
In December 2023, the FASB issued ASU
No. 2023-09,
Improvements to Income Tax Disclosures (Topic 740)
. The ASU requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The ASU is effective on a prospective basis for annual periods beginning after December 15, 2024. Early adoption is also permitted for annual financial statements that have not yet been issued or made available for issuance. This ASU will likely result in the required additional disclosures being included in our consolidated financial statements, once adopted.
There are other new accounting pronouncements issued by the FASB that the Company has adopted or will adopt, as applicable, and the Company does not believe any of these accounting pronouncements have had, or will have, a material impact on its consolidated financial statements or disclosures.

2. Summary of Significant Accounting Policies
Use of Estimates
The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the consolidated financial statements and the accompanying notes. The most significant matters involving management's estimates include those related to accounts receivable, claims allowances, assessment of possible impairment of its intangibles and long-lived assets, certain convertible notes payable and stock-based awards. Actual results may ultimately differ from management's estimates.

Concentrations of Credit Risk and Other Risks and Uncertainties
Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents. The Company deposits its cash and cash equivalents with major financial institutions that management believes are of high credit quality; however, at times, deposits may exceed the amount of insurance provided on such deposits, if any. The Company has not experienced any losses on its deposits since inception.
As of December 31, 2023 and 2022, no single customer represented more than 10% of accounts receivable, and during the years ended December 31, 2023 and 2022, no single customer represented more than 10% of the Company's total revenue.
Cash and Cash Equivalents
The Company considers all highly liquid investments with an original maturity date of three months or less at the time of purchase to be cash equivalents. As of December 31, 2023, and 2022, the Company does not have meaningful cash equivalents.
Restricted Cash
As of December 31, 2023 and 2022, restricted cash consisted of fully collateralized letters of credit related to various lease agreements in the amount of $0 and $3.6 million as of December 31, 2023 and 2022, respectively. The reduction in restricted cash balance is driven entirely by the reclassification of funds to prepaid rent to facilitate withdrawals for lease payments.
Fair Value Measurements
The Company measures fair value based on the price that would be received upon sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value may be based on assumptions that market participants would use in pricing an asset or liability. The authoritative guidance on fair value measurements establishes a consistent framework for measuring fair value on either a recurring or nonrecurring basis whereby inputs used in valuation techniques are assigned a hierarchical level. The following are the hierarchical levels of inputs to measure fair value:
Level 1
 – This level consists of quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities.
Level 2 –
This level consists of observable prices that are based on inputs not quoted on active markets but corroborated by market data.
Level 3 –
This level consists of unobservable inputs that are used when little or no market data is available.
A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.
Accounts Receivable and Allowance for Doubtful Accounts
Accounts receivable are uncollateralized customer obligations due under specific customer agreements and/or contracts.

The allowance for doubtful accounts is determined based upon a specific identification of balances, the collection of which, in management's opinion, is doubtful. The Company regularly reviews the adequacy of the allowance for doubtful accounts by considering the age of each outstanding invoice and the collection history of each customer to determine whether a specific allowance is appropriate. After all attempts to collect a receivable have failed, the receivable is written-off against the allowance.
Based upon the information available, management has reserved an allowance for doubtful accounts in the amount of $3.8 million and $3.5 million as of December 31, 2023 and 2022, respectively. Provision for bad debt, inclusive of the amount of the allowance for doubtful accounts, was $6.4 million and $11.1 million for the twelve months ended December 31, 2023 and 2022, respectively.
Property and Equipment
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is computed on the straight-line method over the estimated useful lives of the assets, which are as follows:

Property and Equipment	Estimated useful life
Furniture and Fixtures	3-6 years
Computer equipment	2-3 years
Completed Connect Devices	2 years
Vehicles	3 years
Leasehold improvements	Shorter of estimated useful life or lease term
Expenditures for maintenance and repairs are charged to expense as incurred and major improvements and betterments that improve or extend the life of existing properties and equipment are capitalized. Gains or losses on disposal of property and equipment are recognized in the period when the assets are sold or disposed of and the related cost and accumulated depreciation is removed from the accounts. Liabilities related to lease incentive obligations are amortized as lease expense over the term of the related lease.
Goodwill and Other Intangible Assets
Goodwill is the excess of costs over fair value of net assets of the business acquired. Goodwill and other intangible assets acquired that are determined to have an indefinite useful life are not amortized but are tested for impairment at least annually, in the fourth quarter, or whenever events or changes in circumstances indicate that goodwill or other intangible assets might be impaired. For goodwill, the Company performs impairment reviews by its single reporting unit. As part of the annual goodwill impairment test, the Company first performs a qualitative assessment to determine whether further impairment testing is necessary. If, as a result of its qualitative assessment, it is more-likely-than-not that the fair value of the Company's reporting unit is less than its carrying amount, the quantitative impairment test will be required. Alternatively, the Company may bypass the qualitative assessment and perform a quantitative impairment test. The quantitative approach compares the estimated fair value of the reporting unit to its carrying amount, including goodwill. Impairment is indicated if the estimated fair value of the reporting unit is less than the carrying amount of the reporting unit, and an impairment charge is recognized for the differential.
No impairment charges were recorded for the year ended December 31, 2023. Based on Management's analysis, a $23.3 million impairment charge was recorded in the year ended December 31, 2022 (See Note 9 —Goodwill and Intangible Assets, for a discussion of impairment charge).

Accrued Host Payments and Insurance Fees
Accrued host payments represent the portion of user rental fees earned but not remitted to vehicle owners as of the consolidated balance sheet date. Accrued insurance fees represent the portion of insurance fees collected on behalf of the insurance provider as of the consolidated balance sheet date, but not yet remitted to the insurance provider as of the consolidated balance sheet date. Vehicle owners typically earn 60% to 70% of rental fees. As of December 31, 2023, and 2022, accrued host payments and insurance fees were $13.2 million and $11.8 million, respectively.
Fair Value Option for Convertible Debt
The Company may elect to carry its convertible debt at fair value in accordance with ASC 825 - Financial Instruments, if otherwise not precluded by other applicable codification. This election is assessed on an instrument-by-instrument
basis, at the inception of the instrument contract. For additional information on securities carried at fair value and fair value measurement please refer to Note 4 - Fair Value Measurement to our consolidated financial statements included herein.
Revenue Recognition
The Company derives substantially all of its revenue from its peer-to-peer
carsharing marketplace platform that connects vehicle owners and renters through a lease arrangement. The Company also derives revenue from various subscriptions fees, which comprise of third-party vehicle owners on the platform utilizing the Company's connect hardware (“Connect”) and sublease arrangement of designated parking spaces on a monthly basis to third-party vehicle owners.
Under ASC 606, revenue is recognized when the customer obtains control of promised goods or services, in an amount that reflects the consideration which the Company expects to receive in exchange for those goods or services.
The Company applies the five-step model to contracts in accordance with ASC 606 - Revenue from contracts with customers. In doing so, the Company assesses whether it is probable that the Company will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer and utilizes the most likely amount method to estimate variable considerations that are a part of the contract price, but not known at the contract inception. Variable considerations are billed to the customer when and if incurred during the period under contract, and to the extent the Company is entitled to such fees under the contract. At the time of the billing, the amount of variable consideration is known and not subject to constraint or estimate based on the occurrence or non-occurrence of events. Additionally, in determining the price of each contract, the Company differentiates between the concepts of price concessions and credit risk. At contract inception, once the contract is determined to be within the scope of ASC 606, the Company assesses the products or services promised within each contract and determines those that are performance obligations and assesses whether each promised good or service is distinct. The Company then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied. Each component of revenue is recognized net of any incentives and other considerations given to customers. The Company excludes all sales tax from the transaction price.
Service Revenue
Service revenues are derived from rental fees collected by the Company from users who book and rent third-party vehicles through the Company's platform at an agreed-upon
rate. The user is charged for the rental at the

time the vehicle reservation is made, or, in the case of a trip extension, at the time the extension is booked. Pursuant to the online Terms of Service, third-party vehicle owners agree that the Company retains the applicable service revenue as consideration for their use of the Company's platform and certain additional charges that the Company may collect from renters on behalf of the owners for related post-booking activities performed by the Company to successfully consummate the rental. Hence, the Company's primary performance obligation in the transaction is to facilitate the completion of a successful rental transaction between the third-party vehicle owner and the renter.
The Company also may offer ancillary promises of distinct service depending on the region. Within the United States, the Company offers an automatic tolling feature on each third-party vehicle, which provides the renter with the convenience of using the electronic toll lane for automated payment at the renter's discretion and charges a nominal amount in exchange per toll transaction. The automatic tolling feature is deemed to be a distinct performance obligation within the context of the primary rental service. Within Europe, the Company intermediates a sale of third-party insurance coverage on third-party owner vehicles to the renters during the booking process and charges a nominal amount in exchange for intermediating the sales transaction. Intermediary sale of insurance coverage is deemed to be a distinct performance obligation within the context of the primary rental service. Within the United States, insurance coverage is not deemed to be a distinct performance obligation and is included in the price of a trip.
Service revenues for rental service are presented net of payments due to vehicle owners, as the Company acts as an agent in the arrangement between the third-party vehicle owner and the renter and does not control the asset or service provided by the vehicle owners to the renters. Similarly, the revenue related to either automated tolling feature or intermediary sale of insurance coverage is also reported on a net basis by only representing the portion of service revenue while excluding the payment collected for the toll or for the insurance coverage since the Company is not the primary obligor for controlling the accessibility to the passageway that requires tolls or for the underlying insurance coverage. The Company recognizes service revenue from these performance obligations on a straight-line basis over the duration of the rental trip using the output method as its performance obligation is satisfied over time. The Company uses the output method based on rental hours or days, where revenue is calculated based on the percentage of total time elapsed in relation to total estimated rental period. In the event a user books a trip extension, at the time the extension is booked, the service revenue is recognized on a straight-line basis over the duration of the extension period.
Subscription Fees
The Company receives subscription fees from third-party vehicle owners on the platform for the use of Connect hardware installed on their vehicles. Connect hardware subscription service contracts are on a month-to-month
basis and are readily cancellable. Customers are billed monthly in advance of services being performed. Accordingly, the subscription fees are recognized over time during the month in which subscription services were rendered on a gross basis since the Company acts as a principal. Revenue from subscription fees has not been material for the periods presented and are considered as part of Service Revenue for disaggregation purposes.
Lease Revenue
The Company accounts for lease revenue earned from parking, vehicle rentals and rental-related activities wherein an arrangement involves the use of assets that are explicitly identified and conveys the right to use the specific assets under ASC 842, Leases.

The Company has operating leases for parking spaces. Designated parking spaces are leased by the Company from various garage operators and municipalities within certain metropolitan markets and are made available for rental on a monthly subscription basis to third-party vehicle owners. The Company is solely responsible for paying parking costs to the garage operators regardless of whether the parking spaces are rented by third-party vehicle owners on the platform and accordingly recognizes parking lease revenue on a gross basis. Parking lease revenue includes direct lease fees and associated executory costs and are recognized on a straight-line basis evenly over the period of rental.
Stock-Based Compensation
The Company measures compensation expense for all stock-based payment awards, including stock options and restricted stock units (“RSUs”) granted to employees, directors and nonemployees based on the estimated fair value of the awards on the date of grant. The fair value of each stock option granted is estimated using the Black-Scholes option-pricing model. The determination of the grant date fair value using an option-pricing model is affected by the Company's estimated common stock fair value, as well as assumptions regarding a number of other complex and subjective variables. These variables include the Company's expected stock price volatility over the expected term of the award, actual and projected employee stock option exercise behaviors, risk-free interest rate for the expected term of the award and expected dividends. Legacy Getaround's awards were comprised of time-vesting and performance-vesting awards. Stock-based compensation for time-vesting awards and performance-vesting awards probable of being achieved are recognized on a straight-line basis over the requisite service period. These amounts are reduced by forfeitures as they occur.
Costs and Expenses
Cost of revenue includes payment-processing fees, server hosting charges, and chargebacks associated with operating the Company's platform. Cost of revenue does not include depreciation and amortization. Cost of revenue (exclusive of amortization and depreciation) captures the costs directly related to and necessary for realization of transactions between the hosts and the guests through Company's marketplace platform, other than the amortization of its platform technology.
Sales and marketing expenses consist primarily of print and online digital advertising, market research, agency costs, trade shows and other events, public relations, and compensation and related personnel costs of the Company's salesforce and marketing teams.
Operations and support expenses consist primarily of auto insurance, claims support, customer relationships, compensation and related expenses of operations personnel, driver's license and identity checks, parking space lease expense, onboarding, and other operating costs. For the years ended December 31, 2023 and 2022, respectively, auto insurance costs were $6.0 million and $2.3 million, claims support costs were $16.5 million and $18.9 million, and compensation expenses were $19.7 million and $15.2 million.
Technology and product development expenses consist primarily of prototypes, product testing and testing equipment, and compensation and related personnel costs associated with the development, testing and maintenance of the Company's software, hardware, and user experience. Compensation expenses included in Technology and product development expenses were $15.9 million and $22.9 million for the years ended December 31, 2023 and 2022, respectively. Research and development expenses within the meaning of
ASC 730-10-50-1
incurred in periods presented have not been material.
General and administrative expenses consist primarily of office space and facilities, non-auto insurance, professional services, business tools and subscriptions, bad debt, and compensation and related personnel costs of the Company's administrative teams.

Depreciation and amortization expenses consist of the associated depreciation and amortization of computer equipment, vehicles and vehicle equipment, office furniture and equipment, leasehold improvements, and intangibles and the impairment of long-lived assets.
Advertising Costs
Advertising costs are charged to sales and marketing expenses when incurred. Advertising costs were $12.3 million and $19.4 million for the years ended December 31, 2023 and 2022, respectively.
Income Taxes
The Company is subject to taxation in the United States and various states and foreign jurisdictions, including the Netherlands, France, and Norway. The Company accounts for income taxes in accordance with ASC 740, Income Taxes, which requires an asset and liability approach in accounting for income taxes. Under this method, the tax provision includes taxes currently due plus the net change in deferred tax assets and liabilities. Deferred tax assets and liabilities arise from the temporary differences between the tax basis of an asset or liability and its reported amount in the consolidated financial statements, as well as from NOL and tax credit carryforwards. Deferred tax amounts are determined by using the tax rates expected to be in effect when the taxes will actually be paid or refund received, as provided for under currently enacted tax law. A valuation allowance is provided for the amount of deferred tax assets that, based on available evidence, is not expected to be realized.
ASC 740 prescribes a recognition threshold and measurement attributes for financial statement disclosure of tax positions taken or expected to be taken on a tax return. Under this guidance, the impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more likely than not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. As of December 31, 2023 and 2022, there were no uncertain tax positions that required accrual. The Company recognizes interest accrued related to unrecognized tax benefits and penalties as a component of the provision for income taxes. There were no accrued interest or penalties associated with any unrecognized tax benefits, nor was any interest expense recognized during the years ended December 31, 2023, and 2022.
The Company's policy is to recognize interest and penalties associated with uncertain tax benefits as part of the income tax provision and include accrued interest and penalties with the related income tax liability on the Company's consolidated balance sheets.
Foreign Currency Translation
The functional currencies of the Company's foreign subsidiaries are their respective local currencies. The Company translates the assets and liabilities of each of its international subsidiaries into the U.S. dollar at the current rate of exchange in effect at the end of the accounting period and recorded as part of a separate component of stockholders' deficit and reported in the consolidated statements of operations and comprehensive loss. Revenues and expenses are translated using a rate that approximates the average of those in effect during the period and reported in the consolidated statements of operations and comprehensive loss. The Company does not currently engage in any hedging activity to reduce its potential exposure to currency fluctuations.
Recently Adopted Accounting Standards
In June 2016, the FASB issued ASU
2016-13,
Financial Instruments - Credit Losses (Topic 326). This ASU amends guidance on reporting credit losses for assets held at amortized cost and available for sale debt securities. For assets held at amortized cost, the amendment eliminates the probable initial recognition threshold in current GAAP and, instead, requires an entity to reflect its current estimate of all expected credit losses. The allowance for credit losses is a valuation account that is deducted from the amortized cost of the financial assets to present the net amount expected to be collected. The Company adopted ASU
2016-13
effective January 1, 2023 which did not have a material impact on the Company's consolidated financial statements.
In October 2021, the FASB issued ASU
2021-08,
Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (“ASU
2021-08”).
ASU
2021-08
requires that an entity (acquirer) recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with Topic 606. At the acquisition date, an acquirer should account for the related revenue contracts as if it had originated the contracts. The Company adopted ASU
2021-08
effective January 1, 2023 which did not have a material impact on the Company's consolidated financial statements.
Recently Issued Accounting Standards Not Yet Adopted
In August 2020, the FASB issued ASU
2020-06,
Debt – Debt with Conversion and Other Options (Subtopic
470-20)
and
Derivatives and Hedging – Contracts in Entity's Own Equity (Subtopic
815-40)
. The amendments in the ASU remove certain separation models for convertible debt instruments and convertible redeemable preferred stock that require the separation of a convertible debt instrument into a debt component and an equity or derivative component. The ASU is effective fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact of this accounting standard update on its consolidated financial statements.
There are other new accounting pronouncements issued by the FASB that the Company has adopted or will adopt, as applicable, and the Company does not believe any of these accounting pronouncements have had, or will have, a material impact on its consolidated financial statements or disclosures.